SCHEDULE OF INCENTIVE PAYABLES TO MEMBERS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Incentive Payables To Members
Incentive payables to members	$ 7,241	¥ 50,635	¥ 66,039